Taxation - Additional Information (Details) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Income Taxes [Line Items]
Current tax credit		£ (6,879,000)		£ (6,446,000)
Deferred tax charge		0
Estimated tax losses available for offset against future profits		167,800,000		154,100,000		£ 135,600,000
R&D tax credits received				4,411,000		3,018,000
R&D tax credit receivable		14,882,000		6,945,000		3,540,000
R&D tax credit receivable for specific tax accrual		7,800,000
Income from research and development expenditure credit scheme		500,000
Foreign tax expense		£ 400,000		£ 200,000
Corporation tax rate		19.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Upfront payment		£ 72,349,000		£ 76,748,000		£ 68,379,000
Milestone payment received		1,500,000	$ 2.0
Tax withholding		200,000
Collaboration Agreement with Hansoh
Income Taxes [Line Items]
Upfront payment				11,900,000				$ 16.0
Milestone payment received		£ 1,500,000	$ 2.0
Collaboration Agreement with Hansoh | China
Income Taxes [Line Items]
Upfront payment | $								$ 16.0
Tax withholding | $					$ 1.6
Changes in Tax Rates
Income Taxes [Line Items]
Corporation tax rate	25.00%